Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue		$ 1,723	$ 394	$ 129
Costs and operating expenses:
Cost of services		(953)	(336)	(382)
Cloud infrastructure		(2,814)	(1,262)	(1,232)
Research and development		(12,077)	(8,194)	(7,729)
Sales and marketing		(9,435)	(5,168)	(8,081)
General and administrative		(11,904)	(2,515)	(2,826)
Depreciation and amortization		(532)	(147)	(138)
Total costs and operating expenses		(37,715)	(17,622)	(20,388)
Operating loss		(35,992)	(17,228)	(20,259)
Financial income (expenses), net		5,280	(2,737)	1,226
Loss before income tax expense		(30,712)	(19,965)	(19,033)
Income tax expense		(222)	(76)	(75)
Net loss		$ (30,934)	$ (20,041)	$ (19,108)
Net loss per share attributable to ordinary shareholders, basic and diluted		$ (0.45)	$ (0.65)	$ (0.64)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	[1]	69,222,905	30,674,263	29,806,749

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 7.